Acquisitions and Divestitures - Narrative (Details) € in Millions, shares in Millions									3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 12, 2022 shares	Mar. 14, 2022 USD ($)	Feb. 09, 2022 USD ($)	Feb. 09, 2022 EUR (€)	Jun. 11, 2021 USD ($) item	Jun. 10, 2021 USD ($) shares	Jan. 15, 2021 USD ($) item shares	Jan. 08, 2021 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022	Mar. 07, 2022	Sep. 15, 2021	Apr. 21, 2021	Apr. 20, 2021	Mar. 31, 2021	Mar. 03, 2021	Jun. 30, 2019	Dec. 31, 2018 USD ($)
Acquisitions and Divestitures
Escrow desposit			$ 60,300,000	€ 52.5
Amortization expense relating to intangible assets										$ 1,700,000	$ 1,000,000.0			$ 5,500,000	$ 5,200,000	$ 2,100,000
Gross profit										1,489,000	9,032,000	$ 1,509,000	$ 19,744,000	23,228,000	2,057,000	43,108,000
Contingent consideration										868,000		868,000		999,000	899,000
Change in fair value of contingent consideration, net												(131,000)	(1,907,000)	(9,600,000)	(5,503,000)	5,094,000
Goodwill										72,098,000		72,098,000		16,161,000	705,000	$ 31,654,000									$ 705,000
Transaction costs										$ 300,000		$ 400,000		3,800,000
Subsequent Event
Acquisitions and Divestitures
Escrow desposit			60,300,000	52.5
Energica
Acquisitions and Divestitures
Equity method investment, ownership percentage																			20.00%
Escrow desposit			$ 60,300,000	€ 52.5
Percentage threshold																		90.00%
Energica | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage									70.00%
Energica | Energica Founders | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage									29.00%
Energica Motor Company, Inc.
Acquisitions and Divestitures
Equity method investment, ownership percentage																			20.00%				20.00%
Percentage threshold																		90.00%
Energica Motor Company, Inc. | Subsequent Event
Acquisitions and Divestitures
Percentage threshold																		90.00%
Energica Motor Company, Inc. | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage									70.00%								70.00%
Energica Motor Company, Inc. | Energica Founders | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage									29.00%								29.00%
Previously Reported
Acquisitions and Divestitures
Gross profit											$ 9,302,000		$ 20,143,000
Goodwill															$ 1,165,000
Grapevine Logic, Inc. ("Grapevine")
Acquisitions and Divestitures
Percentage of ownership interest											100.00%		100.00%								100.00%			100.00%
FNL Technologies
Acquisitions and Divestitures
Percentage of ownership interest										29.00%		29.00%								29.00%	29.00%
Seven Stars Energy Ptd. Ltd.
Acquisitions and Divestitures
Percentage of ownership interest			51.00%	51.00%
Seven Stars Energy Ptd. Ltd. | Subsequent Event
Acquisitions and Divestitures
Percentage of ownership interest			51.00%	51.00%
Seven Starts Energy Pte. Ltd | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Acquisitions and Divestitures
Loss on disposal												$ 500,000
Grapevine Logic, Inc. ("Grapevine") | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Acquisitions and Divestitures
Loss on disposal												1,200,000
Energica
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates		$ 58,140,000
Purchase price on cash		2,000,000.0
Amortization expense relating to intangible assets										$ 1,000,000.0		1,400,000
Revenue										4,200,000		4,500,000
Net income (loss)											$ (4,500,000)		$ (5,100,000)
Purchase price		105,101,000
Goodwill		$ 58,643,000
Tax deductible goodwill										0		0
Transaction costs										100,000		700,000
Timios Holdings Corp
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates								$ 46,576,000
Percentage of voting equity interests acquired								100.00%
Purchase price, net of cash acquired								$ 40,000,000.0
Cash acquired from acquisition								6,500,000
Escrow trust balances								5,100,000
Purchase price								46,576,000
Goodwill								$ 21,824,000
Timios Holdings Corp | Title and escrow services
Acquisitions and Divestitures
Revenue										9,200,000	22,100,000	19,100,000	46,900,000	72,700,000
Net income (loss)										(3,500,000)	2,100,000	(5,600,000)	5,600,000	13,600,000
WAVE
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates							$ 15,000,000
Purchase price on cash							$ 15,000,000.0
Revenue										800,000	2,400,000	1,300,000	4,200,000	7,000,000.0
Net income (loss)										(3,700,000)	(1,200,000)	$ (7,000,000.0)	(1,900,000)	$ 7,200,000
Percentage of voting equity interests acquired							100.00%															100.00%
Escrow trust balances							$ 5,000,000.0
Number of common stock issued (in shares) | shares							12.6					0.5		0.5
Value of common stock issued							$ 40,000,000.0
Common stock be held back at closing (in shares) | shares							3.6
Common shares as contingent consideration as of the acquisition							$ 11,400,000
Number of earnouts | item							3
Payment of additional purchase price							$ 30,000,000.0
Gross profit							10,000,000.0
Purchase price							55,034,000
Goodwill							$ 35,689,000
US Hybrid
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates						$ 30,139,000
Purchase price on cash						$ 30,000,000.0
Revenue										600,000	300,000	$ 800,000	300,000	$ 2,700,000
Net income (loss)										(3,400,000)	(100,000)	(5,300,000)	(100,000)	4,800,000
Percentage of voting equity interests acquired						100.00%
Escrow trust balances						$ 1,000,000.0
Number of common stock issued (in shares) | shares						6.6
Value of common stock issued						$ 20,900,000
Common stock be held back at closing (in shares) | shares						6.6
Purchase price						$ 51,016,000
Escrow deposit period						90 days
Performance and retention plan amount						$ 16,700,000
Contingent consideration														1,000,000.0
Goodwill						42,218,000
US Hybrid | Subsequent Event
Acquisitions and Divestitures
Number of common stock issued (in shares) | shares	6.6
Equity interest percentage	100.00%
US Hybrid | Previously Reported
Acquisitions and Divestitures
Purchase price on cash						30,000,000.0
Purchase price						$ 50,000,000.0
Solectrac
Acquisitions and Divestitures
Cash paid at closing, including working capital estimates					$ 18,025,000
Purchase price on cash					$ 17,700,000
Revenue										3,800,000	200,000	4,900,000	200,000	1,800,000
Net income (loss)										$ (3,300,000)	$ 300,000	$ (6,000,000.0)	$ 300,000	1,900,000
Percentage of voting equity interests acquired					78.60%
Escrow trust balances					$ 2,000,000.0
Number of earnouts | item					3
Purchase price					$ 24,952,000
Performance and retention plan amount					$ 6,000,000.0
Equity interest percentage					21.40%
Equity ownership percentage					100.00%
Gain on remeasurement of investment					$ 2,900,000									2,900,000
Percent of battery power					100.00%					100.00%	100.00%	100.00%	100.00%
Contingent consideration					$ 2,400,000					$ 100,000		$ 100,000		100,000
Contingent consideration included in the purchase price allocation					1,600,000
Goodwill					17,714,000
Solectrac | Other Operating Income (Expense)
Acquisitions and Divestitures
Change in fair value of contingent consideration, net					800,000									1,500,000
Solectrac | Employee Performance And Retention Plan
Acquisitions and Divestitures
Performance and retention plan amount					$ 3,000,000.0
Acquisitions In 2021
Acquisitions and Divestitures
Amortization expense relating to intangible assets										400,000	$ 1,400,000	800,000	$ 2,000,000.0	4,900,000
Goodwill										117,400,000		117,400,000		117,400,000
Tax deductible goodwill										$ 0		0		0
VIA Motors International, Inc.
Acquisitions and Divestitures
Purchase price on cash												$ 450,000,000.0		62,900,000
Percentage of voting equity interests acquired										100.00%		100.00%
Purchase price												$ 630,000,000.0
Transaction costs														$ 3,700,000
VIA Motors International, Inc. | Forecast
Acquisitions and Divestitures
Purchase price on cash									$ 450,000,000.0
Percentage of voting equity interests acquired									100.00%
Purchase price									$ 630,000,000.0